Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Schedule of revenues from customers located in Germany, USA and Peoples' Republic of China

	Year ended
	December 31, 2009	% of net revenue	December 31, 2010	% of net revenue	December 31, 2011		% of net revenue
	RMB		RMB		RMB	US$

Germany	4,575,675	63%	7,078,239	57%	6,595,109	1,047,857	45%
USA	147,383	2%	1,216,962	10%	2,137,219	339,570	15%
PRC	328,505	5%	745,917	5%	3,287,904	522,395	22%
Total	5,051,563	70%	9,041,118	72%	12,020,232	1,909,822	82%

Schedule of sales to one major customer, which exceeded 10% of the Company's net revenue

		Year ended December 31,
	Location	2009	% of net revenue	2010	% of net revenue	2011		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,223,529	17%	1,501,037	12%	1,240,351	197,072	8%

Schedule of accounts receivable to one major customer, which exceeded 10% of the Company's net revenue

		December 31,
	Location	2010	2011
		RMB	RMB	US$

Customer A	Germany	68,148	24,254	3,854

Schedule of advances made to individual suppliers in excess of 10% of total prepayments to suppliers

		December 31,
	Location	2010	2011
		RMB	RMB	US$
Supplier A	Singapore	—	217,381	34,539
Supplier B	South Korea	129,666	332,962	52,902
Supplier C	Germany	591,816	875,645	139,126
Total		721,482	1,425,988	226,567

Concentrations of cash balances held at financial institutions

	December 31, 2010		December 31, 2011
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	3,675,875	3,675,875	2,391,014	2,391,014
Denominated in U.S. dollar (US$)	229,668	1,521,020	197,529	1,244,612
Denominated in European monetary unit (EURO)	50,353	443,430	15,693	128,091
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in U.S. dollar (US$)	369	2,443	22,037	138,851
Denominated in EURO	—	—	1,583	12,919
Singapore:
Denominated in U.S. dollar (US$)	—	—	282	1,776
Denominated in Singapore dollar (SGD)	—	—	111	539
Europe:
Denominated in US$	57	377	127	799
Denominated in EURO	19,759	174,006	20,546	167,703
US:
Denominated in US$	5,584	36,982	14,477	91,218
Total cash held by financial institutions		5,854,133		4,177,522

Restricted cash held by financial institutions located in the PRC:
Denominated in RMB	577,900	577,900	1,372,682	1,372,682
Denominated in US$	7,905	52,353	6,488	40,883
Denominated in EURO	1,666	14,675	2,293	18,717
Total restricted cash		644,928		1,432,282

Schedule of estimated useful lives of property, plant and equipment

Buildings	30 years
Machinery and equipment	4 -10 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of estimated useful lives of amortizable intangible assets

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of changes in the carrying amount of accrued warranty liability.

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Beginning balance	123,649	189,233	303,641	48,243
Warranty expense for the current year	72,747	125,155	154,092	24,483
Warranty costs incurred or claimed	(7,163)	(10,747)	—	—
Total accrued warranty cost	189,233	303,641	457,733	72,726
Less: accrued warranty cost, current portion	14,789	22,469	32,383	5,145
Accrued warranty cost, excluding current portion	174,444	281,172	425,350	67,581